STOCKHOLDERS' EQUITY (Details 2) (Restricted stock, USD $)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended
	Jun. 11, 2014	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 18, 2015 Subsequent event	Feb. 12, 2013 A director and certain employees and consultants	Jan. 02, 2014 Employees	Dec. 16, 2013 Employees	Nov. 01, 2013 Employees	Dec. 16, 2013 Employees Two years vesting	Dec. 16, 2013 Employees Three years vesting	Dec. 16, 2013 Employees and consultants	Dec. 16, 2013 Consultants
Common Stock
Restricted common stock granted (in shares)	5,000,000						6,700,000	250,000	1,300,000	125,000			2,500,000
Fair market value on the date of grant (in dollars per share)							$ 0.51	$ 0.35		$ 0.36			$ 0.35
Percentage of vesting of restricted common stock							33.33%	33.33%	33.33%	33.33%	33.33%	33.33%		33.33%
Vesting period							3 years	3 years		3 years	2 years	3 years	3 years	3 years
Total grant date value							$ 3,417,000						$ 875,000
Non Vested restricted stock (in shares)	1,666,500
Vested (in shares)		1,666,500				1,667,000
Stock-based compensation expense			1,484,423	4,772,162	5,048,047
Unrecognized compensation expense			$ 2,130,538	$ 3,527,461